Related Parties (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Related Parties and Nature of Relationship
The principal related parties with which the Group had transactions during the periods presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Xiaopeng He	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Guangzhou Huitian	A Company Controlled by Principal Shareholder
Guangzhou Zhongpeng Investment and Development Co., Ltd.	A Company Controlled by Principal Shareholder
Shenzhen Pengxing Smart Co., Ltd	A Company Controlled by Principal Shareholder

The principal related parties with which the Group had transactions during the year presented are as follows:

Name of Entity or Individual	Relationship with the Company
Mr. Xiaopeng He	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer

Guangzhou Huitian Aerospace Technology Co., Ltd.	A Company Controlled by Principal Shareholder

Guangzhou Zhongpeng Investment and Development Co., Ltd.	A Company Controlled by Principal Shareholder